INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 177,720		¥ 141,578	¥ 83,216
Deferred income tax expense (benefit):	(22,322)		(15,854)	25,595
Total income tax expense	¥ 155,398	$ 22,531	¥ 125,724	¥ 108,811